Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction
Incomes earned		¥ 26,316
Interest expenses	¥ 2,567	113,993
Beijing Jingjing Medical Equipment Co., Ltd. | Purchase of raw materials and machineries
Related Party Transaction
Purchases	19,419
China Bright Group Co. Limited | Purchase of raw materials
Related Party Transaction
Purchases	18,759	36,405
Golden Meditech (S) Pte Ltd. | Consultancy expenses
Related Party Transaction
Expenses incurred	¥ 4,481	4,337
GMHL | Consultancy income
Related Party Transaction
Incomes earned		16,786
GMHL | Data access income
Related Party Transaction
Incomes earned		¥ 26,316